Gala Global Inc.
                        25 B Hampstead Hill Gardens
                             London NW32PJ, UK

August 10, 2011

Re:   Gala Global Inc.
      Amendment No. 3 on Form S-1
      File No. 333-172744
      Filed July 15, 2011

Dear Mr. Link:

In response to your letter dated July 8, 2011 which included comments regarding our registration statement, we have prepared the following replies:

Cover
1.	We note your statement that "the selling shareholders will sell their shares at the fixed price of $0.05 per share until the shares are quoted on a market or securities exchange." Please revise to clarify that the market is the OTC Bulletin Board.

We have revised to clarify that the selling shareholders will sell their shares at the fixed price of $0.05 per share until the shares are quoted on the OTC Bulletin Board stock exchange.

Prospectus Summary, page 6
2.	We note your response to comment four of our letter dated April
7, 2011, and we reissue it in part. Please revise to clarify if you are unable to raise sufficient funds to implement your business plan, whether you will be able to comply with your periodic reporting obligations, whether you may cease operations, or whether you will fail. Your current disclosure just indicates that you may be unable to be profitable, but it appears that without sufficient funds to implement your business plan that there may be greater consequences than the existence of profits.

We have revised to clarify that if we are not able to raise sufficient funds to implement our business plan we will not be able to comply with our periodic reporting obligations or fund our operations and we will have to cease our operations.

Risk Factors, page 7
3.	We note your response to comment eight of our letter dated April
7, 2011, and we reissue it. Please revise to incorporate the change indicated in your response letter. We are unable to find any change in the revised risk factor eight (previously six) of your registration statement.

We have revised to clarify our statement in the risk factor eight
(previously six) that "any judgment obtained in the United States against us may not be enforceable in the U. K."

Business. page 16
4.	We note your response to comment 12 of our letter dated April 7,
2011, and we reissue it. Please revise to clarify the activities which are not part of the expenses listed in your plan of operation disclosure on page 29. For example, it does not appear that opening locations in Europe or North America, establishing a customer services department, or opening an online store will occur in the next 12 months based on current funding levels. Please revise to clearly indicate which activities are long-term in nature and are dependent on future financing.

We have revised to indicate that establishing customer service department, paying online, and opening locations in Europe and North America will not occur within the next twelve month, these activities are long term in nature and they are dependent on future financing.

5.	We note your response to comment 13 of our letter dated April 7,
2011 regarding the location of your MSK-335 sewing machine. Please revise to clarify who owns the sewing machine. We note that your interim financial statements do not include a fixed asset balance for the period ending May 31, 2011.

We have revised in our financial statements ending May 31, 2011 to indicate a fixed asset of $1,420 owned by Gala Global Inc.

6.	We note your response to comment 16 of our letter dated April 7,
2011, and we reissue it. Please revise page 17 of the registration statement to clarify that Mr. Muyingo's agreement to lend funds to the company is non-binding.

We have revised our response to comment 16 of our letter dated
April 7, 2011, and clarified that Mr. Muyingo's agreement to lend funds to the company is non- binding.

7.	We note your response to comment 18 of our letter dated April 7,
2011, and we reissue it. Please revise to clarify what specific steps you have performed as to the development of your website, if any, and provide the basis of your belief that your website will be operational in July 2011. Also, please revise to clarify what functions will be available in July 2011, as you also indicate that the costs of development will be $4,000 over 12 months. Finally, please revise to clarify the basis of your belief that the development of your website will only be $4,000 for the next 12 months.

Response: We have revised to indicate that: Registration, purchase and payment of company web address and payment, purchase and establishment of the website hosting page has been accomplished at this point. Preliminary webpage will be up by July 2011 describing our site being in construction. At this point we have hired a developer to work on our website design and functions. Website should be partially operational in July-August, 2011. The cost of the website development is estimated to remain below the sum of $4000 for the next 12 months;

however, it is possible that it will end up costing more than that. The estimate is the amount that the website developer has quoted to us to construct our website. This amount is due at the time the website is completed.

8.	We note your response to comment 19 of our letter dated April 7,
2011 and we reissue it in part. If you are dependent on your prospective customers to come into your studio for measurements, please revise to clarify how your website is used for distribution. Please clarify if your website is just used as a catalog, for scheduling, and submitting questions. If customers come to your studio for measurements and may pay onsite, it is unclear how sales would be generated in an online store. Please revise your disclosure to clarify your business operations as appropriate.

We have clarified that in the near future our website is only going to be used as a catalog, for scheduling and for submitting questions. Customers will be able to come to our studio for measurements but for now they will not be able to pay online although that is our plan to have it available and functional in the future.

9.	Please revise to clarify the products and services that will he offered on your website.

We have revised to indicate that: In the near future our website is going to be used as a catalog, for scheduling and for submitting questions. Customers will be able to come to our studio for measurements but for now they will not be able to pay online although that is our plan to have it available and functional in the future. The following services and products are still outstanding for the website: bandwidth, pop mailboxes, e-mail forwarding, e-mailing aliasing, auto responder, front page support, unlimited FTP access, java chat, hot metal/miva script, shopping cart, securing transactions by adding signio support, cyber cash support and macromedia flash. The foregoing will allow us to make appointments for measuring and fitting, make on-line consultations with our tailors and promote our trade in an attractive fashion, and communicate with our customers on-line.

10.	We note your response to comment 20 of our letter dated April 7,
2011, and we reissue it in part. Please revise to disclose your method of competition, as required by Item 101 (h)(4)(iv) of Regulation S-K. Also, please revise to address the competitive business conditions and clarify the meaning of your statement that the 'competition level is medium to high."

We have revised this section as follows:
The tailoring service business in the area of Greater London is competitive due to large number of companies offering this type of trade. This is caused in part by the abundance of working immigrants, in particular from newly added Eastern European countries to the E.U. such as Lithuania, Latvia and Estonia. However, generally these workers lack the experience in working with the English clientele. Based on these observations, we rate the competition level medium to high. High meaning chances of customers going to other service provider like us are high; medium meaning that there is a medium rated likelihood that our potential clientele will go somewhere else.

We will be in a market where we compete with many local, regional, national and international companies. These companies distribute through mega stores, boutiques and online. We believe that many of our competitors have greater financial resources and liquidity and may be able to withstand sales or price decreases better than we can at present time. We also expect to continue to face rivalry from new market entrants. We may be unable to continue to compete effectively with these existing or new competitors, which could have a material adverse effect on our financial condition and results of operations.

To attract clients to use our services we will use the following methods of competition:
   -  helpful and courteous customer service
   -  providing warranty services free of charge
   -  providing discounts for multiple orders and purchases
   - providing services/setting up our tailoring studio in the area where there are no competitors nearby

11.	We note your response to comment 21 of our letter dated April 7,
2011, and we reissue in part. Please revise to incorporate your response that you will not trademark any of your brands at this time and clarify whether you will do so in the next 12 months. Also, please revise to clarify why trademark protection is not necessary for your brands and consider adding a risk factor to address your lack of protection of your intellectual property.

We have revised to indicate:

We do not have a trademark registered at this time. At present, we have not established a valuable brand which requires protection. We may register a trademark in the next 12 months-when we feel that our brand is able to gain value and recognition.

We have added the following risk factor:

We do not a trade mark registered at the present; therefore we may lack protection for our intellectual property.

Although, we may register a trademark in the near future, we have not done so at this time. Having no such protection of our intellectual property, makes copying our brand or simply taking it over without becomes easy, and it can undermine our business at any stage.

12.	We note your response to comment 22 of our letter dated April 7,
2011, and we reissue it in part. Please revise to describe the regulatory framework for which you must register with U.K authorities and when you anticipate you will register.

We have revised our Government Regulation section as follows:
To comply with U.K laws, in order to do business in the U.K, our U.S. registrant will have to register as an overseas company at the Companies House in Britain within one month from the beginning of trade. Companies House is the United Kingdom
Registrar of Companies.

All forms of companies are incorporated and registered with Companies House as required by the current Companies Act 2006. All registered limited companies, including subsidiary, small and inactive companies, must file annual financial statements, in addition to annual company returns, which are all public records. All forms of companies as permitted by United Kingdom Companies Act are incorporated and registered with Companies House. We are not required to be registered as an overseas company in London until we start to execute business transactions with our U.K customers and start to earn revenue. We anticipate that we will register by the end of the year of 2011.

Managements Discussion and Analysis. page 23
13.	We note your statement that "we have not sold any products, but are attempting to do so at this time." We also note your statement in the business section that "we are planning to sell our tailoring clothing and offer tailoring services out of our Tailoring Studio which we will set up in London." Please revise this section to clarify the current status of your business operations.

We have revised as follows: Currently, we continue to study the whole of Greater London's fashion industry and its market for quality clothes production and sales. We are also negotiating agreements with our potential clients. So far our target companies have been boutique stores which produce quality clothing garments that are hand crafted and are individually tailored. Gala Global Inc continues to look for a physical office location to set up studio by November. We have not located or signed any lease at this time.

Plan of Operation. page 24

14.	Please revise to clarify your statement that "once we have filed our registration statement, we plan to negotiate agreements for sale of our products and services with our potential clients." Are you currently negotiating agreements or will you start once the London tailoring studio is opened? Clarify who are the clients you are attempting to negotiate with.

We have revised to add: We are currently negotiating agreements with our potential clients. So far our target companies have been boutique stores which produce quality clothing garments that are hand crafted and are individually tailored.

15.	Please supplementally advise us of the meaning of your statement that the consultant will "promote our business to companies for possible joint ventures."

We may form joint ventures with clothing distribution companies which would market and sell our clothing under their brand.

16.	We note your disclosure addressing marketing your services and starting negotiations with clients in June 2011. Please revise to update the timing of your plans. We note you indicate that "we should begin to see results from our marketing campaign with 120 days from its initiation" and that you plan to set up your studio center in November or December 2011. It appears that you will not begin operations prior to November or December. Please clarify you statement regarding seeing results from your marketing campaign.

We have revised the timing of our plans in "Plan of Operations".

17.	Please advise us of the basis of your belief that you will only need $5,000 to hire two tailors during the next 12 months. We also note that you plan on hiring two sales representatives in the next nine months. Please add the cost of the two sales representatives to your operations expenses table.

We have revised to clarify the following:

Our tailors will be hired on part-time basis, and their compensation will be partially commission payments from our revenue. Therefore, to hire them, we estimate total out of pocket expense to be $5,000. Our sales representatives will be compensated solely from commission by commission payments from the revenue that they help to generate.


18.	Please revise to include your rent figures for your studio
($1,500 monthly) in your expenses table for the next 12 months on page 29 or advise us why the rent should not be included as a cost of operations with the next twelve months. Additionally, you reference a new office site on page 22. Revise to address the office rent figure in your plan of operations expenses table or advise us as appropriate.

We included the rent figure of $13,500 (November 2011 to July
2012) to our Studio Rent Expense table. We do not have to pay rent prior to November 2011.

19.	Please revise your statement, noted on page 30, "to maintain profitability ...." as it implies that the company is currently profitable.

We have revised the statement "to become profitable".

Results of Operations and Liquidity and Capital Resources Page 29
20.	Please revise to also include an updated discussion of your
results of operations and liquidity for the period ended May 31, 2011.

We have updated the discussion of our results of operations and liquidity for the period ended May 31, 2011.

21.	We note your statement on page 31 that "if this offering is
successful, we assume that we have sufficient funds for the next twelve months. If the offering is only partial successful, it may be necessary for us to raise additional capital through debt or equity." Please revise to clarify this statement, as this is a resale offering where you will not receive any proceeds. It is unclear how this offering affects your liquidity or your ability to maintain sufficient funds to maintain your operations for the next twelve months.

We have removed the section in question.

22.	Please revise your liquidity section to address any plans to raise funds from the sale of common stock or debt.

We may raise funds from sale of our common stock, although we don't have any specific plans on how to do so.

23.	We note your response to comment 37. We reissue comment 37 since we cannot locate any revised disclosure indicating there are currently no material commitments for capital expenditures.

We have revised our disclosure indicating no material commitments for capital expenditures.

Officers and Directors page 27
24.	Please incorporate your responses to comments 38 and 39 of our letter dated April 7, 2011 in your registration statement. In addition, please advise us of any additional employment by Mr. Muyingo since he will only work 20 hours a week for the company.

We have incorporated the following additional disclosure:
In 2006 Mr. Muyingo founded a private firm in Real Estate trading in the U.K. The registration for a corporation was withdrawn at the preliminary stages due to disputes among members and Mr. Muyingo continued as a private real estate investor thereafter. Mr. Muyingo does not have any other employment at the present.
He devotes his remaining business time to business activities not related to our business, such as real-estate investing.

Mr. Muyingo was chosen to serve as a director was based on his experience in our line of business acquired while working for Galina's Tailoring and Alterations and general experience as an entrepreneur. Galina's Tailoring and Alteration no longer exists. It seized trading in 2008 due to its founder/director's retirement from the business.

Conflicts of Interest page 28
25.	We note your response to comment 40 of our letter dated April 7,
2011, and we reissue it. Your response that Galina's Tailoring and Alteration no longer operates as a business entity as of October 2008 appears inconsistent with your management biographies on page 31.
Please clarify whether Galina's Tailoring and Alteration still exists, and if so, revise your registration statement to provide the requested conflict of information disclosure in prior comment 40. To the extent Galina's Tailoring and Alteration no longer exists, please revise to clarify the circumstances of how this occurred and revise your management biographies. We may have further comment.

Galina's Tailoring and Alteration no longer exists. It seized trading in 2008 due to its founder/director's retirement from the business.

Financial Statements
26.	Interim Financial Statements for the Six Months Ended May 31.
2011 Balance Sheets page 40
We note the balance sheet as of November 30, 2010 presented here is not consistent with the balance sheet presented on page 47. It appears that the column titles should be corrected. Please revise.

We have corrected the typo in column titles on page 40.

27.	Indemnification of Directors and Officers page 56
We note your response to comment 48 of our letter dated April 7, 2011. We note your deleted your discussion of Nevada Revised Statutes Chapter 78 in your amended registration statement. Please revise to provide the general effect of any statute, under which any controlling persons, director or officer of the registrant is insured or indemnified in any manner against liability which he may incur in his capacity as such. This should include the specific provision under the Nevada Revised Statutes.

We have corrected the statement for clarity and to state the specific provision under the Nevada Revised Statutes.

Recent Sales of Unregistered Securities page 45
28.	We note your response to comment 51 of our letter dated April 7,
2011 and we reissue it in part. The name of "Alexander James Douglas Murray" on page 59 is inconsistent with page 15. Please revise to reconcile.

We have revised the name on page 15.

Sincerely,

/s/Mikhail Muyingo
------------------
Mikhail Muyingo, President